PROPERTY AND EQUIPMENT, NET - Schedule of Property and Equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Total property and equipment	¥ 269,151		¥ 263,320
Less: accumulated depreciation	(186,646)		(197,256)
Less: Impairment	(60,914)
Property and equipment, net	21,591	$ 2,958	66,064
Office buildings
PROPERTY AND EQUIPMENT, NET
Total property and equipment	25,679
Furniture
PROPERTY AND EQUIPMENT, NET
Total property and equipment	15,795		18,277
Office equipment
PROPERTY AND EQUIPMENT, NET
Total property and equipment	163,893		164,261
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Total property and equipment	¥ 63,784		¥ 80,782